PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net periodic pension and other Postretirement benefit cost
Corridor Approach for Amortizing Actuarial Gains and Losses	10.00%
Pension benefits
Net periodic pension and other Postretirement benefit cost
Prior Service Credit (Cost)	$ (12)	$ (10)
Defined Benefit Plan, Plan Assets, Payment for Settlement	892	794
Service cost	124	197	$ 239
Interest cost	296	306	319
Expected return on plan assets	(650)	(650)	(653)
Amortization of prior service cost (credit)	(3)	0	(2)
Amortization of actuarial loss	128	175	183
Net periodic benefit cost	(105)	28	86
Settlement charge	240	228	118
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Curtailment	5	4	0
Special termination benefits	7	106	37
Defined Benefit Plan, Other Cost (Credit)	0	1	(3)
Total cost recognized in the statement of income	147	367	238
Changes in AOCI for our benefit plans, pretax
Beginning balance in AOCI	(2,493)	(2,932)
Prior service credit (cost) arising in the current year	(1)	(1)
Net actuarial (loss) gain arising in the current year	(386)	75
Recognized prior service cost (credit)	1	4
Recognized net actuarial loss (gain)	(369)	(403)
Ending balance in AOCI	(2,482)	(2,493)	$ (2,932)
Net actuarial loss	(2,470)	$ (2,483)
Defined Benefit Plan, Expected Amortization, Next Fiscal Year [Abstract]
Amounts in AOCI expected to be recognized as component of net periodic pension cost in next fiscal year	148
Amortization of prior service cost (credit)	(4)
Amortization of actuarial loss	$ 152
Weighted average assumptions used in computing the benefit obligations
Discount rate (as a percent)	4.00%	3.50%
Rate of increase in compensation levels (as a percent)	3.75%	3.50%
Weighted-average assumptions used in computing net periodic benefit cost
Discount rate (as a percent)	3.50%	4.00%	4.25%
Rate of increase in compensation levels (as a percent)	3.50%	3.75%	3.50%
Other Comprehensive Income Defined Benefit Plans, Net Translation Gain (Loss) Arising During Period before Tax	$ 24	$ (42)
Expected Long-term Rate of Return on Plan Assets	8.00%	8.00%	8.25%
Pension benefits | Divestitures, deconsolidations and other [Member]
Changes in AOCI for our benefit plans, pretax
Net actuarial (loss) gain arising in the current year	$ 4	$ 0
Pension benefits | Curtailment charges (credits) [Member]
Changes in AOCI for our benefit plans, pretax
Net actuarial (loss) gain arising in the current year	63
Recognized prior service cost (credit)	4
Pension benefits | Impact of settlements [Member]
Changes in AOCI for our benefit plans, pretax
Recognized net actuarial loss (gain)	240	228
Other benefits
Net periodic pension and other Postretirement benefit cost
Prior Service Credit (Cost)	28	36
Defined Benefit Plan, Plan Assets, Payment for Settlement	0	0
Service cost	11	17	$ 22
Interest cost	25	29	31
Expected return on plan assets	(13)	(12)	(11)
Amortization of prior service cost (credit)	(14)	(18)	(19)
Amortization of actuarial loss	3	8	7
Net periodic benefit cost	12	24	30
Settlement charge	0	0	0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Curtailment	(4)	(79)	0
Special termination benefits	0	0	1
Defined Benefit Plan, Other Cost (Credit)	(1)	0	23
Total cost recognized in the statement of income	7	(55)	54
Changes in AOCI for our benefit plans, pretax
Beginning balance in AOCI	(26)	(48)
Prior service credit (cost) arising in the current year	8	21
Net actuarial (loss) gain arising in the current year	17	92
Recognized prior service cost (credit)	(18)	(54)
Recognized net actuarial loss (gain)	(3)	36
Ending balance in AOCI	(15)	(26)	$ (48)
Net actuarial loss	(43)	$ (62)
Defined Benefit Plan, Expected Amortization, Next Fiscal Year [Abstract]
Amounts in AOCI expected to be recognized as component of net periodic pension cost in next fiscal year	0
Amortization of prior service cost (credit)	(2)
Amortization of actuarial loss	$ 2
Weighted average assumptions used in computing the benefit obligations
Discount rate (as a percent)	4.25%	3.50%
Weighted-average assumptions used in computing net periodic benefit cost
Discount rate (as a percent)	3.50%	4.00%	4.25%
Other Comprehensive Income Defined Benefit Plans, Net Translation Gain (Loss) Arising During Period before Tax	$ 1	$ (1)
Expected Long-term Rate of Return on Plan Assets	4.50%	4.75%	4.75%
Other benefits | Divestitures, deconsolidations and other [Member]
Changes in AOCI for our benefit plans, pretax
Net actuarial (loss) gain arising in the current year	$ 0	$ 0
Other benefits | Curtailment charges (credits) [Member]
Changes in AOCI for our benefit plans, pretax
Net actuarial (loss) gain arising in the current year		45
Recognized prior service cost (credit)	$ (4)	(36)
Recognized net actuarial loss (gain)		$ (43)
United States
Net periodic pension and other Postretirement benefit cost
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Change Due to Subsequent Interim Measurement, Weighted-Average Expected Long-term Rate of Return on Plan Assets	8.00%
Weighted-average assumptions used in computing net periodic benefit cost
The 5-year annualized return on plan assets (as a percent)	5.50%
The 10-year annualized return on plan assets (as a percent)	9.20%
The 15-year annualized return on plan assets (as a percent)	6.40%
Annualized return on plan assets since inception (as a percent)	10.30%